UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
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                     Constellation Institutional Portfolios
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               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                              Berwyn, PA 19312-2414
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               (Address of principal executive offices) (Zip code)


                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                                ----------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 1-484-329-2801
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                      Date of fiscal year end: December 31
                                              ------------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
                                                                                                               FUND'S VOTE
                                                                                                                 FOR OR
                                                                                                                 AGAINST
                                                                                                                PROPOSAL,
                                                                                                                   OR
                                                                                                                 ABSTAIN;
                                                                                                        WHETHER  FOR OR    WHETHER
                                                                                                         FUND    WITHHOLD  VOTE WAS
                                                                                                         CAST   REGARDING    FOR
                      EXCHANGE           SHAREHOLDER                                     WHO PROPOSED    VOTE    ELECTION    OR
ISSUER OF              TICKER              MEETING                                      MATTER: ISSUER/   ON        OF     AGAINST
PORTFOLIO SECURITY     SYMBOL   CUSIP #     DATE       SUMMARY OF MATTER VOTED ON        SHAREHOLDER     MATTER DIRECTORS MANAGEMENT
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
AMGEN                   AMGN   031162100   5/11/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - IN VITRO TESTING       SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - EXECUTIVE COMPENSATION SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - STOCK RETENTION        SHAREHOLDER   YES   FOR       AGAINST
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ZIMMER HOLDINGS, INC.   ZMH    98956P102   5/2/2005    ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       AMEND STOCK OPTION PLAN               ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - AUDITOR INDEPENDENCE   SHAREHOLDER   YES   AGAINST   FOR
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CAPITAL ONE FINANCIAL   COF    14040H105   4/28/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - BOARD OF DIRECTORS     SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - EXECUTIVE
                                                       STOCK OPTIONS                         SHAREHOLDER   YES   AGAINST   FOR
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

                                                                                                               FUND'S VOTE
                                                                                                                 FOR OR
                                                                                                                 AGAINST
                                                                                                                PROPOSAL,
                                                                                                                   OR
                                                                                                                 ABSTAIN;
                                                                                                        WHETHER  FOR OR    WHETHER
                                                                                                         FUND    WITHHOLD  VOTE WAS
                                                                                                         CAST   REGARDING    FOR
                      EXCHANGE           SHAREHOLDER                                     WHO PROPOSED    VOTE    ELECTION    OR
ISSUER OF              TICKER              MEETING                                      MATTER: ISSUER/   ON        OF     AGAINST
PORTFOLIO SECURITY     SYMBOL   CUSIP #     DATE       SUMMARY OF MATTER VOTED ON        SHAREHOLDER     MATTER DIRECTORS MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
KOHL'S CORP.            KSS    500255104   4/27/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - BOARD OF DIRECTORS     SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - SEVERANCE AGREEMENTS   SHAREHOLDER   YES   AGAINST   FOR
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STRYKER                 SYK    863667101   4/26/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
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MOODY'S CORP.           MCO    615369105   4/26/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       APPROVE AUTHORIZED
                                                       COMMON STOCK INCREASE                 ISSUER        YES   AGAINST   AGAINST
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
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GENENTECH               DNA    368710406   4/14/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
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ALLERGAN                AGN    018490102   4/26/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
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GOOGLE INC.             GOOG   38259P508   5/12/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       AMEND STOCK OPTION PLAN               ISSUER        YES   FOR       FOR
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GENZYME CORP.           GENZ   372917104   5/26/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       AMEND STOCK PURCHASE PLAN             ISSUER        YES   FOR       FOR
                                                       AMEND INCENTIVE STOCK OPTION
                                                       PLAN TO INCREASE SHARES               ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - ANNUAL ELECTION        SHAREHOLDER   YES   AGAINST   FOR
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LOWE'S COMPANIES        LOW    548661107   5/27/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       AMEND DIRECTOR STOCK OPTION PLAN      ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT AUDITORS                  ISSUER        YES   FOR       FOR
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

                                                                                                               FUND'S VOTE
                                                                                                                 FOR OR
                                                                                                                 AGAINST
                                                                                                                PROPOSAL,
                                                                                                                   OR
                                                                                                                 ABSTAIN;
                                                                                                        WHETHER  FOR OR    WHETHER
                                                                                                         FUND    WITHHOLD  VOTE WAS
                                                                                                         CAST   REGARDING    FOR
                      EXCHANGE           SHAREHOLDER                                     WHO PROPOSED    VOTE    ELECTION    OR
ISSUER OF              TICKER              MEETING                                      MATTER: ISSUER/   ON        OF     AGAINST
PORTFOLIO SECURITY     SYMBOL   CUSIP #     DATE       SUMMARY OF MATTER VOTED ON        SHAREHOLDER     MATTER DIRECTORS MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES, INC.   WMT    931142103   6/3/2005    ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       ADOPT INCENTIVE STOCK OPTION PLAN     ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - EXECUTIVE
                                                       COMPENSATION                          SHAREHOLDER   YES   FOR       AGAINST
                                                       S/H PROPOSAL - SUSTAINABILITY REPORT  SHAREHOLDER   YES   FOR       AGAINST
                                                       S/H PROPOSAL - EQUITY COMPENSATION
                                                       REPORT                                SHAREHOLDER   YES   FOR       AGAINST
                                                       S/H PROPOSAL - POLITICAL
                                                       CONTRIBUTIONS REPORT                  SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - EEO REPORT             SHAREHOLDER   YES   FOR       AGAINST
                                                       S/H PROPOSAL - DIRECTOR ELECTION
                                                       STANDARD                              SHAREHOLDER   YES   FOR       AGAINST
                                                       S/H PROPOSAL - BOARD INDEPENDENCE     SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - PERFORMANCE VESTING
                                                       SHARES                                SHAREHOLDER   YES   AGAINST   FOR
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EBAY INC.               EBAY   278642103   6/23/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       ADOPT INCENTIVE STOCK OPTION PLAN     ISSUER        YES   FOR       FOR
                                                       APPROVE AUTHORIZED COMMON
                                                       STOCK INCREASE                        ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - GRANTING PERFORMANCE
                                                       VESTING SHARES                        SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - VOTING STANDARD FOR
                                                       DIRECTOR ELECTIONS                    SHAREHOLDER   YES   AGAINST   FOR
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BED BATH & BEYOND       BBBY   075896100   6/30/2005   ELECTION OF DIRECTORS                 ISSUER        YES   FOR       FOR
                                                       RATIFY APPOINTMENT OF
                                                       INDEPENDENT  AUDITORS                 ISSUER        YES   FOR       FOR
                                                       S/H PROPOSAL - FOREIGN WORKPLACE
                                                       MONITORING                            SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - EXECUTIVE
                                                       STOCK HOLDINGS                        SHAREHOLDER   YES   AGAINST   FOR
                                                       S/H PROPOSAL - BOARD STRUCTURE        SHAREHOLDER   YES   AGAINST   FOR
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CIP JSAM LARGE CAP VALUE PORTFOLIO
The CIP JSAM Large Cap Value Portfolio did not vote any proxies during the reporting period.
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CIP JSAM VALUE PORTFOLIO
The CIP JSAM Value Portfolio did not vote any proxies during the reporting period.
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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Constellation Institutional Portfolios
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By (Signature and Title)*  /s/ John H. Grady, Jr.
                         -------------------------------------------------------
                           John H. Grady, Jr., President
                           (Principal Executive Officer)

Date        8/24/05
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*Print the name and title of each signing officer under his or her signature.